Balance Sheet Components	12 Months Ended
Jun. 30, 2012
Balance Sheet Components
2.	BALANCE SHEET COMPONENTS

Property and equipment consists of the following (in thousands):

	Year Ended June 30,
	2012	2011
Computers and equipment	$3,859	$2,725
Furniture and fixtures	290	97
Leasehold improvements	410	86

Total	4,559	2,908
Accumulated depreciation and amortization	(2,264)	(1,893)

Property and equipment, net	$2,295	$1,015

Depreciation and amortization expense was $846,000, $598,000, $631,000 for the years ended June 30, 2012, 2011 and 2010, respectively. Disposals of fixed assets were $254,000, $75,000 and $192,000 at June 30, 2012, 2011 and 2010, respectively. Fully depreciated equipment of $19.3 million and $19.4 million at June 30, 2012 and 2011, respectively, is not included in the table above.

Accrued liabilities consist of the following (in thousands):

	Year Ended June 30,
	2012	2011
Accrued other liabilities	$640	$1,149
Sales tax payable	596	604
Customer advances	203	122
Accrued rent	110	36

Accrued liabilities	$1,549	$1,911